Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue.
Schedule of revenue

	2025	2024(a)	2023(a)
	$’m	$'m	$'m

Lease component	922.8	893.9	1,591.4
Services component	659.2	633.3	333.9
	1,582.0	1,527.2	1,925.3
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

Schedule of future minimum receipts of lease component

	2025	2024(a)	2023(a)
	$’m	$'m	$'m

Within one year	842.6	839.8	1,469.3
1-2 years	828.0	762.0	1,189.7
2-3 years	751.8	748.1	1,124.6
3-4 years	720.7	665.3	1,093.7
4-5 years	705.5	631.1	1,031.9
After 5 years	2,127.3	2,251.9	2,834.5
	5,975.9	5,898.2	8,743.7
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

Schedule of unsatisfied performance obligation

	2025	2024(a)	2023(a)
	$'m	$'m	$'m

Within one year	629.1	625.6	235.0
1-2 years	622.6	571.7	204.5
2-3 years	571.1	566.0	191.4
3-4 years	554.5	512.5	184.5
4-5 years	548.6	495.6	165.6
After 5 years	1,501.9	1,671.4	566.3
	4,427.8	4,442.8	1,547.3
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.